SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 24,110,787	$ 27,165,419	$ 53,255,361	$ 55,500,917
Cost of sales	(15,906,252)	(18,095,145)	(35,899,057)	(39,880,947)
Gross Profit	8,204,535	9,070,274	17,356,304	15,619,970
Other services	(8,204,535)	(9,070,274)	(17,356,304)	(15,619,970)
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue			26,695,196	26,714,151
Cost of sales	(5,531,947)	(5,807,690)	(11,375,525)	(13,268,205)
Gross Profit	7,310,631	7,743,555	15,319,671	13,445,946
Other services	(7,310,631)	(7,743,555)	(15,319,671)	(13,445,946)
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	11,179,092	13,529,574	26,398,707	28,501,152
Cost of sales	(10,200,122)	(12,139,025)	(24,206,112)	(26,370,613)
Gross Profit	978,970	1,390,549	2,192,595	2,130,539
Other services	(978,970)	(1,390,549)	(2,192,595)	(2,130,539)
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	89,117	84,600	161,458	285,614
Cost of sales	(174,183)	(148,430)	(317,419)	(242,129)
Gross Profit	85,066	63,830	(155,962)	43,485
Other services	(85,066)	(63,830)	$ 155,962	$ (43,485)
Fiat Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	12,284,197	12,988,449
ODL Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 558,381	$ 562,796